INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2019
INCOME TAX
Schedule of income before income tax

The Company’s income before income taxes consists of:

	Year ended June 30,
	2017	2018	2019

PRC	$105,331	$127,301	$155,691
Non-PRC	(21,976)	2,341	(11,968)

	$83,355	$129,642	$143,723

Schedule of Income tax expense

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2017	2018	2019

Current income tax expense (benefit)
PRC	12,911	17,268	22,206
Non-PRC	(658)	6,462	2,175
	$12,253	$23,730	$24,381
Deferred income tax (benefit) expense
PRC	2,616	(1,348)	(5,722)
Non-PRC	(483)	(177)	(475)
	$2,133	(1,525)	(6,197)
	$14,386	$22,205	$18,184

Schedule of Reconciliation of the income tax expenses

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2017	2018	2019

Income before income taxes	$83,355	$129,642	$143,723

Expected income tax expense at statutory tax rate in the PRC	20,838	32,410	35,931
Effect of different tax rates in various jurisdictions	2,627	(521)	1,781
Effect of preferential tax treatment	(10,650)	(11,678)	(13,444)
Effect of non-taxable income	—	(284)	(1,500)
Effect of additional deductible research and development expenses	(2,385)	(4,260)	(5,833)
Effect of non-deductible expenses	4,608	3,046	5,489
Effect of change in tax rate	(4,835)	(4,801)	(8,457)
Change in valuation allowance	3,964	2,359	1,399
Tax rate differential on deferred tax items	2,056	—	—
Withholding tax on dividend paid by subsidiaries	(2,799)	4,784	2,847
Others	962	1,150	(29)
Total	$14,386	$22,205	$18,184

Schedule of deferred tax assets/liabilities

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2018	2019

Deferred tax assets
Allowance for doubtful accounts	$9,600	$8,805
Deferred subsidies	1,809	1,916
Warranty liabilities	1,206	1,234
Inventory provision	713	655
Long-term assets	296	357
Deferred revenue	3,562	216
Provision for contract loss	70	59
Accrued payroll	1,029	—
Recognition of intangible assets	11	—
Costs and estimated earnings in excess of billings	(8,544)	(581)
Share of net gains (loss) of equity investees	(2,038)	(739)
Net operating loss carry forward	12,739	12,846
Valuation allowance	(12,522)	(11,428)
Others	387	385
Total deferred tax assets-non-current	$8,318	$13,725

Deferred tax liabilities
Property, plant and equipment	$(20)	$(13)
PRC dividend withholding tax	(3,019)	(5,825)
Intangible assets and other non-current assets	(6,327)	(6,335)
Total deferred tax liabilities-non-current	$(9,366)	$(12,173)